Retirement Funds	07/01/2016 to 06/30/2017

ICA File Number: 811-21149
Registrant Name: T. Rowe Price Retirement Funds, Inc.
Reporting Period: 07/01/2016 - 06/30/2017

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21149

T. Rowe Price Retirement Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street Baltimore, Maryland 21202

(Address of principal executive offices)

Ryan Nolan
100 East Pratt Street
Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: 5/31

Date of reporting period: 07/01/2016 to 06/30/2017

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) T. Rowe Price Retirement Funds, Inc.

By (Signature and Title) /s/ Edward C. Bernard
Edward C. Bernard, Chairman of the Board - T. Rowe Price Funds

Date August 31, 2017

The funds listed below did not vote proxies relating to portfolio securities during the period covered by this report.

Retirement 2005 Fund
Retirement 2010 Fund
Retirement 2015 Fund
Retirement 2020 Fund
Retirement 2025 Fund
Retirement 2030 Fund
Retirement 2035 Fund
Retirement 2040 Fund
Retirement 2045 Fund
Retirement 2050 Fund
Retirement 2055 Fund
Retirement 2060 Fund
Retirement Balanced Fund
Retirement Income 2020 Fund
Target 2005 Fund
Target 2010 Fund
Target 2015 Fund
Target 2020 Fund
Target 2025 Fund
Target 2030 Fund
Target 2035 Fund
Target 2040 Fund
Target 2045 Fund
Target 2050 Fund
Target 2055 Fund
Target 2060 Fund